Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended	171 Months Ended	250 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
New Blended Benchmark (60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.23%	9.12%	8.87%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Former Blended Benchmark (consisting of 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.63%	9.37%	9.08%
New Blended Benchmark (75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.70%	2.82%	3.88%
Former Blended Benchmark (66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	2.65%	3.54%
New Blended Benchmark (45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.49%	6.12%	6.51%
Former Blended Benchmark (consisting of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.22%	6.03%	6.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	3.91%	5.05%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	1.96%	3.13%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	2.56%	3.43%
Performance Inception Date						Mar. 04, 2004
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.45%	4.37%	4.87%
Performance Inception Date						Mar. 04, 2004
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	10.55%	5.42%	5.93%
Performance Inception Date					Sep. 27, 2010
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	10.59%	5.49%	6.02%
Performance Inception Date				Jun. 13, 2013
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	6.99%	7.46%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	5.00%	5.31%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	5.08%	5.31%
Performance Inception Date						Mar. 04, 2004
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.56%	7.44%	7.29%
Performance Inception Date						Mar. 04, 2004
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	15.73%	8.52%	8.37%
Performance Inception Date					Sep. 27, 2010
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	15.81%	8.60%	8.46%
Performance Inception Date				Jun. 13, 2013
Class R
Prospectus [Line Items]
Average Annual Return, Percent	15.18%	7.99%	7.83%
Performance Inception Date					Sep. 27, 2010
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.27%	1.01%	2.29%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.01%)	(0.36%)	1.05%
Performance Inception Date						Mar. 04, 2004
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.20%	0.37%	1.37%
Performance Inception Date						Mar. 04, 2004
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	1.27%	2.03%
Performance Inception Date						Mar. 04, 2004
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	2.26%	3.04%
Performance Inception Date					Sep. 27, 2010